Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases

At December 31, 2014, future minimum payments under non-cancelable operating leases were as follows over each of the next five years and thereafter:

Operating Leases
2015	$50.6
2016	35.5
2017	27.6
2018	24.5
2019	22.7
Thereafter	47.7

Total minimum payments	$208.6